Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000174122 | Tencent Holdings8610601
Holdings [Line Items]
Percent of Total Investments	4.60%
C000174122 | BYD8610583
Holdings [Line Items]
Percent of Total Investments	3.90%
C000174122 | MediaTek8610640
Holdings [Line Items]
Percent of Total Investments	3.80%
C000174122 | Samsung Electronics8610630
Holdings [Line Items]
Percent of Total Investments	3.40%
C000174122 | First Quantum Minerals8610569
Holdings [Line Items]
Percent of Total Investments	3.40%
C000174122 | Kuaishou Technology8610591
Holdings [Line Items]
Percent of Total Investments	3.30%
C000174122 | Meituan8610597
Holdings [Line Items]
Percent of Total Investments	3.10%
C000174122 | Taiwan Semiconductor Manufacturing8610641
Holdings [Line Items]
Percent of Total Investments	2.80%
C000174122 | Longfor Group Holdings8610595
Holdings [Line Items]
Percent of Total Investments	2.80%
C000174122 | Bharti Airtel8610609
Holdings [Line Items]
Percent of Total Investments	2.50%
C000174122 | Congo, the Democratic Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174122 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174122 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174122 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174122 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174122 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174122 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000174122 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000174122 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000174122 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000174122 | India
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174122 | China
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000174121 | Tencent Holdings8610601
Holdings [Line Items]
Percent of Total Investments	4.60%
C000174121 | BYD8610583
Holdings [Line Items]
Percent of Total Investments	3.90%
C000174121 | MediaTek8610640
Holdings [Line Items]
Percent of Total Investments	3.80%
C000174121 | Samsung Electronics8610630
Holdings [Line Items]
Percent of Total Investments	3.40%
C000174121 | First Quantum Minerals8610569
Holdings [Line Items]
Percent of Total Investments	3.40%
C000174121 | Kuaishou Technology8610591
Holdings [Line Items]
Percent of Total Investments	3.30%
C000174121 | Meituan8610597
Holdings [Line Items]
Percent of Total Investments	3.10%
C000174121 | Taiwan Semiconductor Manufacturing8610641
Holdings [Line Items]
Percent of Total Investments	2.80%
C000174121 | Longfor Group Holdings8610595
Holdings [Line Items]
Percent of Total Investments	2.80%
C000174121 | Bharti Airtel8610609
Holdings [Line Items]
Percent of Total Investments	2.50%
C000174121 | Congo, the Democratic Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174121 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174121 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174121 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174121 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174121 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174121 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000174121 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000174121 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000174121 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000174121 | India
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174121 | China
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000253898 | Clearway Energy Inc8630008
Holdings [Line Items]
Percent of Total Investments	6.70%
C000253898 | Enel SPA8629997
Holdings [Line Items]
Percent of Total Investments	6.00%
C000253898 | ReNew Energy Global PLC8630015
Holdings [Line Items]
Percent of Total Investments	5.90%
C000253898 | Exelon Corp8630011
Holdings [Line Items]
Percent of Total Investments	5.50%
C000253898 | Dominion Energy Inc8630010
Holdings [Line Items]
Percent of Total Investments	5.20%
C000253898 | BKW AG8629988
Holdings [Line Items]
Percent of Total Investments	5.00%
C000253898 | ERG SPA8629998
Holdings [Line Items]
Percent of Total Investments	5.00%
C000253898 | Avista Corp8630007
Holdings [Line Items]
Percent of Total Investments	4.80%
C000253898 | Constellation Energy Corp8630009
Holdings [Line Items]
Percent of Total Investments	4.60%
C000253898 | National Grid PLC8629993
Holdings [Line Items]
Percent of Total Investments	4.60%
C000253898 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253898 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253898 | China
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253898 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253898 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253898 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253898 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253898 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253898 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253898 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253898 | Italy
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000253898 | United States
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000253897 | Clearway Energy Inc8630008
Holdings [Line Items]
Percent of Total Investments	6.70%
C000253897 | Enel SPA8629997
Holdings [Line Items]
Percent of Total Investments	6.00%
C000253897 | ReNew Energy Global PLC8630015
Holdings [Line Items]
Percent of Total Investments	5.90%
C000253897 | Exelon Corp8630011
Holdings [Line Items]
Percent of Total Investments	5.50%
C000253897 | Dominion Energy Inc8630010
Holdings [Line Items]
Percent of Total Investments	5.20%
C000253897 | BKW AG8629988
Holdings [Line Items]
Percent of Total Investments	5.00%
C000253897 | ERG SPA8629998
Holdings [Line Items]
Percent of Total Investments	5.00%
C000253897 | Avista Corp8630007
Holdings [Line Items]
Percent of Total Investments	4.80%
C000253897 | Constellation Energy Corp8630009
Holdings [Line Items]
Percent of Total Investments	4.60%
C000253897 | National Grid PLC8629993
Holdings [Line Items]
Percent of Total Investments	4.60%
C000253897 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253897 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253897 | China
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253897 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253897 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253897 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253897 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253897 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253897 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253897 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253897 | Italy
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000253897 | United States
Holdings [Line Items]
Percent of Net Asset Value	41.90%